Critical accounting judgements, estimates and assumptions (Details Narrative) - USD ($)	Jun. 30, 2026	Feb. 12, 2026	Feb. 11, 2026	Feb. 06, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	$ 196,593				$ 58,386
Ordinary shares issued	206,088,228				11,069,578
VIS Networks Private Limited [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares issued price per share		$ 10.17	$ 10.17	$ 0.0014
Ordinary shares issued		4,382,603
Unrelated investor [member]
IfrsStatementLineItems [Line Items]
Ordinary shares issued price per share			$ 10.17	$ 10.17
Ordinary shares issued		22,500,165	196,638
Shares settled for services		1,482,338
Mirragin Group [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill		$ 6,312
Ordinary shares issued price per share		$ 10.17
Ownership percentage		79.70%
VIS Businesses [member]
IfrsStatementLineItems [Line Items]
Ownership percentage		20.30%
VIS Businesses [member] | Twelve months [member]
IfrsStatementLineItems [Line Items]
Business combinations fixed consideration		$ 7,200,000
VIS Businesses [member] | Twenty-four months [member]
IfrsStatementLineItems [Line Items]
Business combinations fixed consideration		$ 4,800,000
VIS Group [Member]
IfrsStatementLineItems [Line Items]
Business combinations fixed consideration				$ 44,571,073